Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 8,657	$ 8,583	$ 8,310	$ 8,187	$ 8,263	$ 8,600	$ 8,940	$ 9,590
Interest expense	2,343	2,491	2,514	2,514	2,537	2,800	3,064	3,436	9,862	11,837	16,149
Net Interest Income	6,314	6,092	5,796	5,673	5,726	5,800	5,876	6,154	23,875	23,556	24,925
Provision for loan losses	113	128	356	180	20	450	192	100	777	762	247
Non-interest income	352	311	321	883	309	278	396	171	1,867	1,154	913
Non-interest expenses	4,171	3,613	3,624	3,673	3,682	3,426	3,382	3,421	15,081	13,911	13,539
Income taxes	825	907	732	955	805	688	950	984	3,419	3,427	4,175
Net Income	$ 1,557	$ 1,755	$ 1,405	$ 1,748	$ 1,528	$ 1,514	$ 1,748	$ 1,820	$ 6,465	$ 6,610	$ 7,877
Net income per common share-basic	$ 0.06	$ 0.07	$ 0.06	$ 0.07					$ 0.25	$ 0.26	$ 0.31
Net income per common share - basic and diluted					$ 0.06	$ 0.06	$ 0.07	$ 0.07
Net income per common share-diluted	$ 0.06	$ 0.07	$ 0.05	$ 0.07					$ 0.25	$ 0.26	$ 0.31
Dividends per common share		$ 0.06	$ 0.06	$ 0.06		$ 0.12	$ 0.06	$ 0.06	$ 0.18	$ 0.24	$ 0.24
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,590,000	25,387,000	25,309,000	25,279,000	25,189,000	25,153,000	25,135,000	25,118,000	25,391,199	25,148,854	25,072,246
Diluted	25,817,000	25,643,000	25,555,000	25,508,000	25,382,000	25,262,000	25,152,000	25,136,000	25,632,731	25,230,955	25,089,682